Profit Interest Units of SIS Holdings LP (Details) - Schedule of equity-based compensation costs - SIS Holdings [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue	$ 131	$ 130	$ 394	$ 390	$ 503	$ 224
Sales and marketing	516	562	1,620	1,643	$ 2,211	$ 1,196
Research and development	99	177	309	442
General and administrative	189	304	579	966
Total	$ 935	$ 1,173	$ 2,902	$ 3,441